INVESTMENTS (Details Narrative)	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2021 USD ($) shares
INVESTMENTS
Acquisition cost			$ 91,674,000	$ 74,140,000
Common shares of GoviEx Uranium Inc | shares			32,500,000		32,500,000
Acquisition of uranium			$ 2,500,000
Initial cost of shares			$ 2,698,000
Exercise price of shares | $ / shares			$ 0.80
Fair value of warrants | $ / shares			$ 0.05	$ 0.45
Expected volatility rate			82.00%	76.00%
Risk-free interest rate	0.27%	0.22%	0.91%	0.69%
Dividend yield			0.00%	0.00%
Expected term	2 years	2 years	16 years	18 years
Warrants on investment					$ 1,625,000
Gross proceeds from sale of shares			$ 15,600,000
Purchase of warrants			$ 1,625,000
Common share purchase warrants | shares			32,500,000		32,500,000